FLEXIBLE INCOME PORTFOLIO (Second Prospectus Summary) | FLEXIBLE INCOME PORTFOLIO
Portfolio Summary
Investment Objectives
The Portfolio seeks as a primary objective to provide a high level of current income.
As a secondary objective, the Portfolio seeks to maximize total return, but only to the extent consistent with its primary objective.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FLEXIBLE INCOME PORTFOLIO Class Y
Advisory fee	0.32%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.75%
Total annual Portfolio operating expenses	1.32%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FLEXIBLE INCOME PORTFOLIO Class Y	134	418	723	1,590

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the
Portfolio's portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in a portfolio of fixed-income securities. The Portfolio's "Adviser," Morgan Stanley Investment
Management Inc., will allocate the Portfolio's securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3)
high yield securities and (4) emerging market securities. The amount of the
Portfolio's assets committed to any one asset class or market segment will fluctuate. However, the Portfolio may invest up to 65% of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Portfolio's assets may be invested in certain asset classes and not others.

The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in restricted and illiquid securities.

The Portfolio's investments in high yield securities, commonly known as "junk bonds," not including emerging market securities as set forth below, may not exceed 65% of its net assets. The securities in this group may include "Rule
144A" securities and other restricted securities, which are subject to resale restrictions. The Portfolio does not have any minimum quality rating standard for this group of investments. Thus, the Portfolio may invest in fixed-income securities that may already be in default on payment of interest or principal.

The Portfolio may invest up to 65% of its net assets in debt securities of companies, foreign governments or supranational organizations or any of their instrumentalities located in emerging market or developing countries. These securities may be rated below investment grade and may be considered high yield securities. The Portfolio may also invest generally in foreign securities.
Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars; however, the Portfolio will limit its investments in any non-U.S. dollar denominated securities to 65% of its assets.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions and asset-backed securities. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. When the general level of interest rates goes up, the prices of most fixed-income securities go down.
When the general level of interest rates goes down, the prices of most fixed-
income securities go up.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the
Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the
Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investments in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the
Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Asset-Backed Securities. Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.
Some asset-backed securities may also entail pre-payment risk, which may vary depending on the type of assets.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value.
If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 8.77% Low Quarter 9/30/08: -10.02%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns FLEXIBLE INCOME PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Flexible Income Portfolio		4.20%	1.86%	4.53%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	5.80%	5.88%	5.20%
[1]	The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. It is not possible to invest directly in an index.